Accounts Receivable - Summary of Loss Allowances for Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Beginning Balance	¥ 77	¥ 61
Provision for loss allowance recognized in income statement	17	17
Receivables written off during the year as uncollectible	(72)	(1)
Ending Balance	¥ 22	¥ 77